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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07242

The Cutler Trust
Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Wade R. Bridge Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code: (513) 587-3400

Date of fiscal year end: June 30
Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

[See General Instruction F]

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

* Print the name and title of each signing officer under his or her signature.

(Registrant)	The Cutler Trust

By (Signature and Title)*	/s/ Erich M. Patten
Erich M. Patten, President

Date: August 15, 2006

EXHIBIT A

to	Ticker	CUSIP	Annual Meeting Date	Item	Voted Y/N	Type I/S*	Vote	With or Against Management
7/1/05 - 6/30/06
3M	MMM	88579Y101	9-May-06	Directors (4)	Y	I	For	With Management
3M	MMM	88579Y101	9-May-06	Ratification of the appointment of PWC as indept. Auditor for 2006.	Y	I	For	With Management
3M	MMM	88579Y101	9-May-06	Proposal to amend the certificate of incorporation to authorize the annual election of directors.	Y	I	For	With Management
3M	MMM	88579Y101	9-May-06	Stockholder proposal regarding executive compensation.	Y	S	For	Against Management
3M	MMM	88579Y101	9-May-06	Stockholder proposal regarding 3M's animal welfare policy.	Y	S	Against	With Management
3M	MMM	88579Y101	9-May-06	Stockholder proposal regarding 3M's business operations in China.	Y	S	Against	With Management

Alcoa Inc.	AA	013817101	21-Apr-06	Directors (3)	Y	I	For	With Management
Alcoa Inc.	AA	013817101	21-Apr-06	Proposal to ratify the independent auditor.	Y	I	For	With Management

AT&T	T	00206R102	28-Apr-06	Directors (17)	Y	I	For	With Management
AT&T	T	00206R102	28-Apr-06	Approve appointment of independent auditors.	Y	I	For	With Management
AT&T	T	00206R102	28-Apr-06	Approve 2006 incentive plan.	Y	I	For	With Management
AT&T	T	00206R102	28-Apr-06	Approve amendment to restate certificate of incorporation.	Y	I	For	With Management
AT&T	T	00206R102	28-Apr-06	A proposal regarding a report on political contributions was defeated by a vote of 84.8 percent against to 15.2 percent in favor.	Y	S	Against	With Management
AT&T	T	00206R102	28-Apr-06	A proposal that would prohibit AT&T's chief executive officer from also serving as chairman of the board of AT&T was defeated by a vote of 66.7 percent against to 33.3 percent in favor.	Y	S	Against	With Management
AT&T	T	00206R102	28-Apr-06	A proposal requiring a special report on executive compensation was defeated by a vote of 88.1 percent against to 11.9 percent in favor.	Y	S	Against	With Management
AT&T	T	00206R102	28-Apr-06	A proposal requiring annual stockholder approval of director compensation was defeated by a vote of 89.1 percent against to 10.9 percent in favor.	Y	S	Against	With Management
AT&T	T	00206R102	28-Apr-06	A proposal to amend the bylaws to require stockholder approval of certain severance agreements was not put to a vote because no one was present at the meeting to present the proposal.	Y	S	For	Against Management
AT&T	T	00206R102	28-Apr-06	A proposal calling for a majority vote on matters that come before AT&T stockholders was defeated by a vote of 72.2 percent against to 27.8 percent in favor.	Y	S	Against	With Management

Citigroup Inc.	C	172967101	18-Apr-06	Directors (16)	Y	I	For	With Management
Citigroup Inc.	C	172967101	18-Apr-06	Ratify the selection of KPMG as Ind. Registered Accountant for 2006	Y	I	For	With Management
Citigroup Inc.	C	172967101	18-Apr-06	Proposal to amend article fourth of the restated certificate of incorp.	Y	I	For	With Management
Citigroup Inc.	C	172967101	18-Apr-06	Proposal to amend article eight of the restated certificate of incorp.	Y	I	For	With Management
Citigroup Inc.	C	172967101	18-Apr-06	Proposal to amend article ninth of the restated certificate of incorp.	Y	I	For	With Management
Citigroup Inc.	C	172967101	18-Apr-06	Stockholder proposal requesting no future new stock option.	Y	S	Against	With Management
Citigroup Inc.	C	172967101	18-Apr-06	Stockholder proposal requesting a report on political contributions.	Y	S	Against	With Management
Citigroup Inc.	C	172967101	18-Apr-06	Stockholder proposal requesting a report on charitable contributions.	Y	S	Against	With Management
Citigroup Inc.	C	172967101	18-Apr-06	Stockholder proposal requesting the adoptation of a policy regarding performance-based equity compensation for senior executives.	Y	S	For	Against Management
Citigroup Inc.	C	172967101	18-Apr-06	Stockholder proposal regarding reimbursement of expenses.	Y	S	Against	With Management
Citigroup Inc.	C	172967101	18-Apr-06	Stockholder proposal requesting that the chairman of the board have no management duties, titles or responsibilities.	Y	S	Against	With Management
Citigroup Inc.	C	172967101	18-Apr-06	Stockholder proposal requesting the recumbent of management bonuses in the event of a restatement of earnings.	Y	S	Against	With Management

Caterpillar Inc.	CAT	149123101	14-Jun-06	Directors (4)	Y	I	For	With Management
Caterpillar Inc.	CAT	149123101	14-Jun-06	Amend articles of incorporation.	Y	I	For	With Management
Caterpillar Inc.	CAT	149123101	14-Jun-06	Approve long-term incentive plan.	Y	I	For	With Management
Caterpillar Inc.	CAT	149123101	14-Jun-06	Approve short-term incentive plan.	Y	I	For	With Management
Caterpillar Inc.	CAT	149123101	14-Jun-06	Ratify auditors.	Y	I	For	With Management
Caterpillar Inc.	CAT	149123101	14-Jun-06	Declassify Board.	Y	S	For	Against Management
Caterpillar Inc.	CAT	149123101	14-Jun-06	Separate CEO & Chair	Y	S	Against	With Management
Caterpillar Inc.	CAT	149123101	14-Jun-06	Majority vote standard.	Y	S	For	Against Management

ChevronTexaco Corp	CVX	166764100	26-Apr-06	Directors (13)	Y	I	For	With Management
ChevronTexaco Corp	CVX	166764100	26-Apr-06	Ratification of independent reg. public accounting firm.	Y	I	For	With Management
ChevronTexaco Corp	CVX	177674100	26-Apr-06	Amend company by-laws to include proponent reimbursement.	Y	S	Against	With Management
ChevronTexaco Corp	CVX	177674100	26-Apr-06	Report on oil & gas drilling in protected areas.	Y	S	Against	With Management
ChevronTexaco Corp	CVX	17767410	26-Apr-06	Report on political contributions.	Y	S	Against	With Management
ChevronTexaco Corp	CVX	17767410	26-Apr-06	Adopt an animal welfare policy.	Y	S	Against	With Management
ChevronTexaco Corp	CVX	17767410	26-Apr-06	Report on human rights.	Y	S	Against	With Management
ChevronTexaco Corp	CVX	17767410	26-Apr-06	Report on Ecuador.	Y	S	Against	With Management

ConocoPhillips	COP	20825C104	10-May-06	Directors (6)	Y	I	For	With Management
ConocoPhillips	COP	20825C104	10-May-06	Ratification of the appointment of E&Y as independent registered public accounting firm for 2006.	Y	I	For	With Management
ConocoPhillips	COP	20825C104	10-May-06	Drilling in sensitive areas.	Y	S	Against	With Management
ConocoPhillips	COP	20825C104	10-May-06	Director election vote standard.	Y	S	Against	With Management
ConocoPhillips	COP	20825C104	10-May-06	Shareholder approval of future extraordinary retirement benefits for senior executives.	Y	S	Against	With Management
ConocoPhillips	COP	20825C104	10-May-06	Enviromental accountability to communities.	Y	S	Against	With Management
ConocoPhillips	COP	20825C104	10-May-06	Equitable compensation of non-employee directors.	Y	S	Against	With Management

Dow Chemical Co.	DOW	260543103	11-May-06	Ratification of the appointment of the independent registered public accounting firm.	Y	I	For	With Management
Dow Chemical Co.	DOW	260543103	11-May-06	Stockholder proposal on BHOPAL.	Y	S	Against	With Management
Dow Chemical Co.	DOW	260543103	11-May-06	Stockholder proposal on genetically engineered seed.	Y	S	Against	With Management
Dow Chemical Co.	DOW	260543103	11-May-06	Stockholder proposal on chemicals with links to respiratory problems.	Y	S	Against	With Management
Dow Chemical Co.	DOW	260543103	11-May-06	Stockholder proposal on security of chemical facilities.	Y	S	Against	With Management

Emerson Electric Co.	EMR	291011104	7-Feb-06	Directors (17)	Y	I	For	With Management
Emerson Electric Co.	EMR	291011104	7-Feb-06	Approve the Emerson Electric Co. Inceitve Shares Plan.	Y	I	For	With Management
Emerson Electric Co.	EMR	291011104	7-Feb-06	Ratification of independent registered public accounting firm.	Y	I	For	With Management
Emerson Electric Co.	EMR	291011104	7-Feb-06	Stockholder proposal on severance agreements described in the proxy statement.	Y	S	Against	With Management
Emerson Electric Co.	EMR	291011104	7-Feb-06	To transact such other and further business, if any, as lawfully may be brought before the meeting.	Y	I	For	With Management

Exelon Corporation	EXC	30161n101	22-Jul-05	Election of directors	Y	I	For	With Management
Exelon Corporation	EXC	30161n101	22-Jul-05	Approval of share issuance	Y	I	For	With Management
Exelon Corporation	EXC	30161n101	22-Jul-05	Approval of restated articles of incorporation	Y	I	For	With Management
Exelon Corporation	EXC	30161n101	22-Jul-05	Ratification of independent auditors	Y	I	For	With Management
Exelon Corporation	EXC	30161n101	22-Jul-05	Approval of 2006 long term incentive plan	Y	I	For	With Management
Exelon Corporation	EXC	30161n101	22-Jul-05	Approval of Exelon employee stock purchase plan	Y	I	For	With Management
Exelon Corporation	EXC	30161n101	22-Jul-05	Approval to adjourn or postpone annual meeting	Y	I	For	With Management

Exxon Mobil Corp	XOM	30231G102	31-May-06	Directors (12)	Y	I	For	With Management
Exxon Mobil Corp	XOM	30231G102	31-May-06	Ratification of independent auditors. (p.32)	Y	I	For	With Management
Exxon Mobil Corp	XOM	30231G102	31-May-06	Cumulative voting. (p.34)	Y	S	Against	With Management
Exxon Mobil Corp	XOM	30231G102	31-May-06	Majority vote. (p.35)	Y	S	For	Against Management
Exxon Mobil Corp	XOM	30231G102	31-May-06	Industry experience. (p.37)	Y	S	Against	With Management
Exxon Mobil Corp	XOM	30231G102	31-May-06	Director qualifications. (p.38)	Y	S	Against	With Management
Exxon Mobil Corp	XOM	30231G102	31-May-06	Director compensation. (p.40)	Y	S	Against	With Management
Exxon Mobil Corp	XOM	30231G102	31-May-06	Board chairman and CEO (p.41)	Y	S	Against	With Management
Exxon Mobil Corp	XOM	30231G102	31-May-06	Executive compensation report. (p.43)	Y	S	Against	With Management
Exxon Mobil Corp	XOM	30231G102	31-May-06	Executive compensation criteria. (p.45)	Y	S	Against	With Management
Exxon Mobil Corp	XOM	30231G102	31-May-06	Political contributions. (p.47)	Y	S	Against	With Management
Exxon Mobil Corp	XOM	30231G102	31-May-06	Corporate sponsorships report. (p.49)	Y	S	Against	With Management
Exxon Mobil Corp	XOM	30231G102	31-May-06	Amendment of EEO policy (p.50)	Y	S	Against	With Management
Exxon Mobil Corp	XOM	30231G102	31-May-06	Biodiversity impact report (p.53)	Y	S	Against	With Management
Exxon Mobil Corp	XOM	30231G102	31-May-06	Community Environmental impact (p.53)	Y	S	Against	With Management

General Electric Co.	GE	369604103	26-Apr-06	Directors (15)	Y	I	For	With Management
General Electric Co.	GE	369604103	26-Apr-06	Ratification of selection of independent auditor.	Y	I	For	With Management
General Electric Co.	GE	369604103	26-Apr-06	Cumulative voting.	Y	S	Against	With Management
General Electric Co.	GE	369604103	26-Apr-06	Curb over-extended directors.	Y	S	Against	With Management
General Electric Co.	GE	369604103	26-Apr-06	One director from the ranks of retirees.	Y	S	Against	With Management
General Electric Co.	GE	369604103	26-Apr-06	Independent board chairman.	Y	S	Against	With Management
General Electric Co.	GE	369604103	26-Apr-06	Director election majority vote stand.	Y	S	Against	With Management
General Electric Co.	GE	369604103	26-Apr-06	Report on global warming science.	Y	S	Against	With Management

Home Depot	HD	437076102	25-May-06	Directors (11)	Y	I	For	With Management
Home Depot	HD	437076102	25-May-06	Ratify appointment of KPMG	Y	I	For	With Management
Home Depot	HD	437076102	25-May-06	Committee report	Y	S	Against	With Management
Home Depot	HD	437076102	25-May-06	Employment diversity report	Y	S	Against	With Management
Home Depot	HD	437076102	25-May-06	Chairman & CEO	Y	S	Against	With Management
Home Depot	HD	437076102	25-May-06	Method of voting for directors.	Y	S	Against	With Management
Home Depot	HD	437076102	25-May-06	Retirement Benefits	Y	S	For	Against Management
Home Depot	HD	437076102	25-May-06	Political contributions	Y	S	Against	With Management
Home Depot	HD	437076102	25-May-06	Governing documents	Y	S	Against	With Management
Home Depot	HD	437076102	25-May-06	Political nonpartisanship	Y	S	Against	With Management

Hewlett-Packard Company	HPQ	428236103	15-Mar-06	Directors (11)	Y	I	For	With Management
Hewlett-Packard Company	HPQ	428236103	15-Mar-06	Proposal to ratify the appointment of indep. Reg. public acc. Till yr. end.	Y	I	For	With Management
Hewlett-Packard Company	HPQ	428236103	15-Mar-06	Proposal to approve the HP company 2005, pay-for-results plan.	Y	I	For	With Management
Hewlett-Packard Company	HPQ	428236103	15-Mar-06	Stockholder proposal entitled "director election majority vote std. proposal."	Y	S	Against	With Management
Hewlett-Packard Company	HPQ	428236103	15-Mar-06	Stockholder proposal entitled "recoup unearned management bonuses."	Y	S	Against	With Management

Intel Corporation	INTC	458140100	17-May-06	Directors (11)	Y	I	For	With Management
Intel Corporation	INTC	458140100	17-May-06	Amendment of the second restated cert. of incorporation to repeal Article 10.	Y	I	For	With Management
Intel Corporation	INTC	458140100	17-May-06	Amendment of the certificate of incorportation to repeal Article 7 and Article 12.	Y	I	For	With Management
Intel Corporation	INTC	458140100	17-May-06	Ratification of the appointment of E&Y as our independent reg. public accounting firm for the current year.	Y	I	For	With Management
Intel Corporation	INTC	458140100	17-May-06	Approval of the 2006 Equity Incentive Plan.	Y	I	For	With Management
Intel Corporation	INTC	458140100	17-May-06	Approval of the 2006 Stock Purchas Plan.	Y	I	For	With Management

J.P. Morgan Chase & Co.	JPM	46625H100	16-May-06	Directors (14)	Y	I	For	With Management
J.P. Morgan Chase & Co.	JPM	46625H100	16-May-06	Appointment of indep. reg. public accounting firm.	Y	I	For	With Management
J.P. Morgan Chase & Co.	JPM	46625H100	16-May-06	Stock Options	Y	S	Against	With Management
J.P. Morgan Chase & Co.	JPM	46625H100	16-May-06	Performance based restricted stock	Y	S	Against	With Management
J.P. Morgan Chase & Co.	JPM	46625H100	16-May-06	Separate Chairman	Y	S	Against	With Management
J.P. Morgan Chase & Co.	JPM	46625H100	16-May-06	Sexual Orientation	Y	S	Against	With Management
J.P. Morgan Chase & Co.	JPM	46625H100	16-May-06	Special Shareholder Meetings	Y	S	Against	With Management
J.P. Morgan Chase & Co.	JPM	46625H100	16-May-06	Lobbying priorities report	Y	S	Against	With Management
J.P. Morgan Chase & Co.	JPM	46625H100	16-May-06	Political contributions report	Y	S	Against	With Management
J.P. Morgan Chase & Co.	JPM	46625H100	16-May-06	Poison Pill	Y	S	Against	With Management
J.P. Morgan Chase & Co.	JPM	46625H100	16-May-06	Cumulative voting	Y	S	Against	With Management
J.P. Morgan Chase & Co.	JPM	46625H100	16-May-06	Bonus recumbent	Y	S	Against	With Management
J.P. Morgan Chase & Co.	JPM	46625H100	16-May-06	Overcommitted directors	Y	S	Against	With Management

Johnson & Johnson	JNJ	478160104	27-Apr-06	Directors (13)	Y	I	For	With Management
Johnson & Johnson	JNJ	478160104	27-Apr-06	Approval of amendments to the restated certificate of incorp.	Y	I	For	With Management
Johnson & Johnson	JNJ	478160104	27-Apr-06	Ratification of PWC as independent accountant.	Y	I	For	With Management
Johnson & Johnson	JNJ	478160104	27-Apr-06	Charitable contributions.	Y	S	Against	With Management
Johnson & Johnson	JNJ	478160104	27-Apr-06	Majority voting requirements for director nominees.	Y	S	Against	With Management

Kimberly-Clark Corp.	KMB	494368103	27-Apr-06	Directors (4)	Y	I	For	With Management
Kimberly-Clark Corp.	KMB	494368103	27-Apr-06	Approval of auditors	Y	I	For	With Management
Kimberly-Clark Corp.	KMB	494368103	27-Apr-06	Stockholder proposal regarding classified board.	Y	S	For	Against Management
Kimberly-Clark Corp.	KMB	494368103	27-Apr-06	Stockholder proposal regarding adoption of global human rights standards based on international labor conventions.	Y	S	Against	With Management
Kimberly-Clark Corp.	KMB	494368103	27-Apr-06	Stockholder proposal regarding majority voting.	Y	S	For	Against Management
Kimberly-Clark Corp.	KMB	494368103	27-Apr-06	Stockholder proposal requesting a report on sustainable forestry practices.	Y	S	Against	With Management

Lincoln National Corp.	LNC	534187109	20-Mar-06	Approve the issuance of shares of LNC common stock no par value, pursuant to the agreement and plan of merger dated as of Oct. 9, 2005.	Y	I	For	With Management
Lincoln National Corp.	LNC	534187109	20-Mar-06
Approve the adjournment of the LNC special meeting of shareholders, if necessary to permit further solicitation of proxies if there are not sufficient votes at the time of the special meeting to approve item 1.
					Y	I	For	With Management

McDonalds Corp.	MCD	580135101	25-May-06	Directors (6)	Y	I	For	With Management
McDonalds Corp.	MCD	580135101	25-May-06	Approval of the independent registered public accounting firm.	Y	I	For	With Management
McDonalds Corp.	MCD	580135101	25-May-06	Approval of a shareholder proposal relating to shareholder approval of future severance agreements.	Y	S	Against	With Management
McDonalds Corp.	MCD	580135101	25-May-06	Approval of a shareholder proposal relating to labeling of genetically engineered products.	Y	S	Against	With Management

McGraw-Hill, Cos. Inc.	MHP	580645109	26-Apr-06	Directors (3)	Y	I	For	With Management
McGraw-Hill, Cos. Inc.	MHP	580645109	26-Apr-06	Ratification of the appointment of independent registered public acc. Firm.	Y	I	For	With Management
McGraw-Hill, Cos. Inc.	MHP	580645109	26-Apr-06	Shareholder proposal requesting annual election of each director.	Y	S	For	Against Management

Merck & Company, Inc.	MRK	589331107		-	N	-	-	-

National Fuel Gas	NFG	636180101	16-Feb-06	Directors (3)	Y	I	For	With Management
National Fuel Gas	NFG	636180101	16-Feb-06	Appointment of PWC as the company's independent reg. public accounting firm.	Y	I	For	With Management
National Fuel Gas	NFG	636180101	16-Feb-06	Adoption of, if presented at the meeting, a shareholder proposal.	Y	I	For	With Management

People's Energy Corp	PGL	711030106	24-Feb-06	Directors (11)	Y	I	For	With Management
People's Energy Corp	PGL	711030106	24-Feb-06	Raftify thte appointment of D&T as independent public accountants.	Y	I	For	With Management

Pepsico Inc.	PEP	713448108	3-May-06	Directors (14)	Y	I	For	With Management
Pepsico Inc.	PEP	713448108	3-May-06	Approval of independent registered public accountants.	Y	I	For	With Management
Pepsico Inc.	PEP	713448108	3-May-06	Shareholder proposal contributions.	Y	S	Against	With Management
Pepsico Inc.	PEP	713448108	3-May-06	Shareholder proposal charitable contributions.	Y	S	Against	With Management

Pfizer Inc.	PFE	717081103	27-Apr-06	Directors (13)	Y	I	For	With Management
Pfizer Inc.	PFE	717081103	27-Apr-06	Ratify the appointment of KPMG as indep. Auditor for 2006.	Y	I	For	With Management
Pfizer Inc.	PFE	717081103	27-Apr-06	Management proposal to amend the company's restated cert. of incorp.	Y	I	For	With Management
Pfizer Inc.	PFE	717081103	27-Apr-06	Relating to term limits for directors.	Y	S	Against	With Management
Pfizer Inc.	PFE	717081103	27-Apr-06	Requesting reporting on pharmaceutical price restraint.	Y	S	Against	With Management
Pfizer Inc.	PFE	717081103	27-Apr-06	Cumulative voting.	Y	S	Against	With Management
Pfizer Inc.	PFE	m	27-Apr-06	Requesting separation of roles of chairman.	Y	S	Against	With Management
Pfizer Inc.	PFE	717081103	27-Apr-06	Requesting a report on political contribution.	Y	S	Against	With Management

Pitney Bowes	PBI	724479100	8-May-06	Directors (4)	Y	I	For	With Management
Pitney Bowes	PBI	724479100	8-May-06	Ratification of PWC as independent registered public accounting firm.	Y	I	For	With Management
Pitney Bowes	PBI	724479100	8-May-06	Approval of amended and restated key employees' incentive plan.	Y	I	For	With Management
Pitney Bowes	PBI	724479100	8-May-06	Approval of the Pitney Bowes 1998 U.K.S.A.Y.E. Stock option plan.	Y	I	For	With Management

Procter & Gamble Co.	PG	742718109	11-Oct-05	Election of directors	Y	I	For	With Management
Procter & Gamble Co.	PG	742718109	11-Oct-05	Ratify appointment of independent accounting firm	Y	I	For	With Management
Procter & Gamble Co.	PG	742718109	11-Oct-05	Approve amendment to articles of incorporation	Y	I	For	With Management
Procter & Gamble Co.	PG	742718109	11-Oct-05	Approve amendment to code of regulations	Y	I	For	With Management
Procter & Gamble Co.	PG	742718109	11-Oct-05	Compliance with animal testing	Y	S	Against	With Management
Procter & Gamble Co.	PG	742718109	11-Oct-05	Sell the company	Y	S	Against	With Management
Procter & Gamble Co.	PG	742718109	11-Oct-05	Political contributions	Y	S	Against	With Management
Procter & Gamble Co.	PG	742718109	12-Jul-05	Adopt agreement and plan of merger	N			Special Meeting
Procter & Gamble Co.	PG	742718109	12-Jul-05	Proposal to adjourn special meeting to a later date or dates	N			Special Meeting

Sysco	SYY	871829107	11-Nov-05	Election of Directors	Y	I	For	With Management
Sysco	SYY	871829107	11-Nov-05	Approval of independent accounting firm	Y	I	For	With Management
Sysco	SYY	871829107	11-Nov-05	Approval of 2005 incentive plan	Y	I	For	With Management
Sysco	SYY	871829107	11-Nov-05	Payment of compensation of certain executive officers	Y	I	For	With Management
Sysco	SYY	871829107	11-Nov-05	Approval of 2005 non employee directors stock plan	Y	I	For	With Management

U.S. Bancorp	USB	902973304	18-Apr-06	Directors (3)	Y	I	For	With Management
U.S. Bancorp	USB	902973304	18-Apr-06	Ratify selection of E&Y as independent auditor for 2006.	Y	I	For	With Management
U.S. Bancorp	USB	902973304	18-Apr-06	Approval of the US Bank Corp. 2006 executive incentive plan.	Y	I	For	With Management
U.S. Bancorp	USB	902973304	18-Apr-06	Shareholder proposal: declassification of the board of directors.	Y	S	For	Against Management
U.S. Bancorp	USB	902973304	18-Apr-06	Shareholder Proposal: Annual approval of the compensation committee report.	Y	S	Against	With Management

United Technologies Corp.	UTX	913017109	12-Apr-06	Election of directors	Y	I	For	With Management
United Technologies Corp.	UTX	913017109	12-Apr-06	Appointment of Independent Auditors	Y	I	For	With Management
United Technologies Corp.	UTX	913017109	12-Apr-06	Restate Cert. of Incorporation	Y	I	For	With Management
United Technologies Corp.	UTX	913017109	12-Apr-06	Director Term Limits	Y	S	Against	With Management
United Technologies Corp.	UTX	913017109	12-Apr-06	Foreign Military Sales	Y	S	Against	With Management

Wal-Mart	WMT	931142103	2-Jun-06	Directors (13)	Y	I	For	With Management
Wal-Mart	WMT	931142103	2-Jun-06	Ratification of indep. accountants.	Y	I	For	With Management
Wal-Mart	WMT	931142103	2-Jun-06	Shareholder proposal regarding humane poultry slaughter.	Y	S	Against	With Management
Wal-Mart	WMT	931142103	2-Jun-06	Shareholder proposal regarding a political contributions report.	Y	S	Against	With Management
Wal-Mart	WMT	931142103	2-Jun-06	Shareholder proposal regarding a director election majority vote standard.	Y	S	For	Against Management
Wal-Mart	WMT	931142103	2-Jun-06	Shareholder proposal regarding a sustainability report.	Y	S	Against	With Management
Wal-Mart	WMT	931142103	2-Jun-06	Shareholder proposal regarding a compensation disparity.	Y	S	Against	With Management
Wal-Mart	WMT	931142103	2-Jun-06	Shareholder proposal regarding an equity compensation glass ceiling report.	Y	S	Against	With Management

Washington Mutual Inc.	WM	939322103	18-Apr-06	Directors (6)	Y	I	For	With Management
Washington Mutual Inc.	WM	939322103	18-Apr-06	Ratify the selection of D&T as independent Public Acc. For 2006	Y	I	For	With Management
Washington Mutual Inc.	WM	939322103	18-Apr-06	Approve the Wash. Mutual amended and restated '03 equity incentive plan.	Y	I	For	With Management
Washington Mutual Inc.	WM	939322103	18-Apr-06	Approve the Wash. Mutual executive incentive compensation plan.	Y	I	For	With Management
Washington Mutual Inc.	WM	939322103	18-Apr-06	Approve the company proposal to amend the Wash. Mutual articles of Inc. to declassify the board of directors and establish annual elections for all directors commencing with the 2007 annual meeting.	Y	I	For	With Management
Washington Mutual Inc.	WM	939322103	18-Apr-06	Shareholder proposal relating to disclosure of the company's political cont.	Y	S	Against	With Management

Wells Fargo & Co.	WFC	949746101	25-Apr-06	Directors (14)	Y	I	For	With Management
Wells Fargo & Co.	WFC	949746101	25-Apr-06	Proposal to ratify appointment of KPMG as independent auditor.	Y	I	For	With Management
Wells Fargo & Co.	WFC	949746101	25-Apr-06	Director by election by-law	Y	S	Against	With Management
Wells Fargo & Co.	WFC	949746101	25-Apr-06	Separation of board char & CEO.	Y	S	Against	With Management
Wells Fargo & Co.	WFC	949746101	25-Apr-06	Director Compensation	Y	S	Against	With Management
Wells Fargo & Co.	WFC	949746101	25-Apr-06	Report on Home Mortgage Disc. Act (HMDA) Data	Y	S	Against	With Management

* I = Issuer; S = Shareholder